Segment Information - Schedule of Geographic Area Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	$ 145,141	$ 759,285	$ 670,954	$ 505,668
Long-lived assets	176,342	175,306	168,149	178,981
Israel [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	5,472	22,917	19,929	21,528
Long-lived assets	91,245	90,676	87,912	92,547
Canada [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	13,167	56,718	52,452	43,720
Long-lived assets	40,148	44,165	38,614	41,010
U.S.A. [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	122,472	669,481	587,851	424,950
Long-lived assets	42,607	39,140	40,383	43,133
Other [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	4,030	10,169	10,722	15,470
Long-lived assets	$ 2,342	$ 1,325	$ 1,240	$ 2,291